[LOGO] STATE STREET RESEARCH

       Investment Trust
--------------------------------------------------------------------------------

                                                   Annual Report to Shareholders
                                                   December 31, 1999

-----------------
In this Report               Technology's
-----------------              Long Rise --
                                 Can it Continue?

                                     [PHOTO]

                                           plus

                                           Prosperity Propels U.S. Toward Record

                                           Technology -- What Is It?

                                           Fund Portfolio and Financials

     Contents

2    12 Month Review
     A look at the fund and its market environment over the past 12 months

6    Performance in Perspective
     The most recent performance in the context of the fund's track record

8    The Fund in Detail
     Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

What will you remember about the 1990s? A string of good years for the stock market? The Y2K phenomenon? A generation from now, most of the events that made headlines during the decade are likely to pale compared to the birth of the Internet and new communications technologies.

[PHOTO]

Ralph F. Verni

And just as technology was the driving force behind the U.S. econ-omy and the stock market last year, it also figured strongly in the gains of State Street Research Investment Trust. As you read this annual report, we hope you'll come away with a better understanding of our perspective on technology and where we see opportunities for the years ahead.

Technology has changed our world, but some things don't change: our emphasis on fundamental research and our commitment to helping you reach your long-term goals. As always, thank you for investing with State Street Research.

Sincerely,


/s/ Ralph F. Verni

Ralph F. Verni
Chairman, State Street Research
December 31, 1999

[GRAPHIC]

--------
12 Month Review Management's Discussion of Fund Performance Part 1
--------

                            How State Street Research
                           Investment Trust Performed

1999 was a good year for State Street Research Investment Trust. The fund returned 19.75%(1), significantly higher than its old peer group, the Lipper Growth & Income Funds Average(2), which rose 13.76% for the year ended December 31, 1999. The fund's new Lipper category, the Large-Cap Core Funds Average(2), returned 22.30% for the same period. Its performance was just short of the S&P 500, which gained 21.03%.(3)

Reasons for the Fund's Performance

Technology stocks drove the performance of the market during the year and accounted for much of Investment Trust's gains. The fund was well-represented in technology's strong performers, such as EMC and Cisco Systems. Amgen and Genentech, leaders in biotechnology, helped to contribute to the fund's positive year-end returns.

Our investments in media and advertising companies also generated attractive gains. As a group, media companies were helped by a robust U.S. economy and higher corporate spending on advertising.

The financial sector was hurt as rising interest rates brought prices down on many financial stocks. The fund's investment in insurance stocks were a drag on performance. However, we zeroed in on Citigroup and American Express, which did well despite an unfavorable environment.

Outlook

Our outlook going forward is positive. As the U.S. economy undergoes dynamic, rapid change, we believe we must be more aggressive to keep pace with an evolving market. However, our core philosophy has not changed. We will continue to focus on high quality companies that have strong franchises and are leaders in their respective markets.

More Management's Discussion of Fund Performance on pages 6 and 7. |_|

                                                           Class A Shares(1)

                                                               [GRAPHIC]

                                                                 19.75%

                                                           "Our goal will be
                                                           to target new,
                                                           exciting areas of
                                                           the market."

                                                               [PHOTO]

                                                           John Wilson
                                                           Portfolio Manager,
                                                           State Street Research
                                                           Investment Trust

                                                               S&P 500(1)
                                                               [GRAPHIC]
                                                                 21.03%

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

2 State Street Research Investment Trust

          ----------------------------------------------------------------------
[GRAPHIC] The Fund at a Glance as of 12/31/99
          ----------------------------------------------------------------------

          State Street Research Investment Trust focuses on long-term growth of capital.

CBS

The network generated strong results across all business lines. That, plus expectations that its pending merger with Viacom could create a powerful combined media franchise, raised the stock price.

                                   [GRAPHIC]

                                      Hits
                                        &
                                     Misses

                                   [GRAPHIC]

Ace Ltd.

This Bermuda-based insurance company was hurt by overall weakness in financial stocks plus fundamental weakness in the specialty insurance sector.

However, we continue to own it. Its business prospects remain strong and any improvement in insurance pricing could lift the stock.

Total Net Assets: $3.4 billion
--------------------------------------------------------------------------------

Top 10 Holdings

      Issuer/Security             % of fund assets

   1  General Electric                        3.7%

   2  Citigroup                               3.3%

   3  Microsoft                               3.2%

   4  CBS                                     3.1%

   5  Cisco Systems                           2.8%

   6  MCI WorldCom                            2.6%

   7  Colgate-Palmolive                       2.3%

   8  Teradyne                                2.3%

   9  Honeywell International                 2.2%

  10  Intel                                   2.2%

      Total                                  27.7%

See page 11 for more detail.

Performance: Class A

Year ended 12/31/99: 19.75(1)

Fund average annual total return as of 12/31/99(4),(5)

       1 Year             5 Years           10 Years
----------------------------------------------------
       12.87%             24.74%             15.71%

S&P 500(3) as of 12/31/99
       1 Year             5 Years           10 Years
----------------------------------------------------
       21.03%             28.54%             18.19%

Top 5 Industries

% of fund assets

[The following tables were represented as bar charts in the printed material.]

1998                                        1999

Telecommunications     8.1%                 Multi-Sector
                                            Companies              9.1%
Drugs &
Biotechnology          7.8%                 Drugs &
                                            Biotechnology          8.2%
Miscellaneous
Financial              7.4%                 Communications,
                                            Media &
Drugs & Grocery                             Entertainment          7.4%
Store Chains           6.3%
                                            Miscellaneous
Multi-Sector                                Financial              7.4%
Companies              6.2%
                                            Computer
                                            Technology             6.1%

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Ticker Symbols

State Street Research Investment Trust

Class A: SITAX   Class B(1): SITPX   Class B: SITBX   Class C: SITDX
Class S: STSTX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Lipper Growth & Income Funds Average and the Lipper Large-Cap Core Funds Average represent competitive groups of mutual funds maintained by Lipper Inc., an independent provider of mutual fund data. In September 1999, Lipper introduced a new portfolio-based classification system for all open-end U.S. diversified equity funds.

(3) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(4)   At maximum applicable sales charge.

(5) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

[GRAPHIC] The Way We Think

                                  Technology's
                                  Long Rise--
                                    Can it Continue?

                                                                       [GRAPHIC]

It led the stock market with dazzling gains. It gave birth to dot-com fever and day-trading in the space of the same year. It's changed the way we work, the way we play, the way we live. When you talk about technology, it's hard to find enough superlatives to describe its impact.

Yet, technology is no overnight sensation. For more than 25 years, it has been the driving force behind the economies and investment markets of the U.S. and most industrialized nations. From main-frame computers in the 1970s, to personal computers and software in the 1980s, to wireless communications and the Internet in the 1990s, technology has ruled.

Beyond Big

But something happened in 1997. What seemed like a strong, powerful trend took a turn that no one could have predicted. "In December 1997, technology accounted for just under 14% of the S&P 500. At the end of 1999, it accounted for 30%," says John Wilson, portfolio manager of State Street Research Investment Trust.

According to Wilson, technology's dominance was pervasive in 1999:

o Thirteen of the stock market's fifteen top-performing, large-company stocks were technology-related. A similar pattern existed among small-company stocks -- many of which hardly qualified as "small" by the time the year was over.

o The technology-laden Nasdaq rose an impressive 85.59% compared to a gain of 21.03% for the S&P 500.

Prosperity Propels U.S. Toward Record

Although the pace of economic growth slowed somewhat from 1998 to 1999, America's gross domestic product grew at a rate faster than the Federal Reserve Board considers comfortable to control inflation. As a result, it raised interest rates three times in the second half of the year, leaving the federal funds rate at 5.5% and the discount rate at 5.0% -- both up 3/4% or 75 basis points.

Consumers Keep it Up Higher interest rates did not, however, seem to slow the American consumer. Households continued to spend more on homes, autos and retail goods; although the rate of growth slowed as the year came to an end. Now, the U.S. economy is closing in on an economic record: If positive growth continues through the first two months of 2000, the current expansion will outdistance the longest expansion of economic growth in the 20th century, which lasted 106 months and occurred between February 1961 and December 1969.

Inflationary Pressures Pick Up That said, inflationary pressures have also picked up. Soaring energy prices pushed inflation up to 2.6%, compared to 1.6% one year ago, as measured by the Consumer Price Index. If you leave energy out of the mix, inflation shows a more modest increase to 2.2%. Yet, despite rising inflation and a cautious Fed policy, the U.S. stock market continued to rise while bonds stumbled in reaction to higher rates, inflation fears and Y2K uncertainty.

The U.S. Economic Expansion:
Strong and Long

                                          Length,
Expansion                 Dates           in months
---------------------------------------------------
Current                 March 1991-          105
                         Dec. 1999

Previous Record         Feb. 1961-           106
                         Dec. 1969

Average                    n.a.               35
---------------------------------------------------
Source: U.S. Department of Commerce

4 State Street Research Investment Trust

If you dissect the S&P 500, you'll find that S&P 500 technology issues rose 74.6% while non-tech issues eked out 4.5% -- lower than the average yield on a money market mutual fund.

o Nine of the best-performing IPOs (Initial Public Offerings) in 1999 were technology companies while non-technology IPOs struggled.

o Of 234 companies that made 1999 filings to go public in 2000, more than half are technology firms.

Far More Volatile

Behind the big gains for the year -- and for the past several decades -- is a heightened volatility that often challenges investors to check their appetite for risk. Internet stocks, for example, lost momentum in the spring and some of the hottest performers came down as much as 50%. But the sector surged again late in the summer. In fact, more than half of the Nasdaq's strong gains came in the last quarter of the year.

Overall volatility for the Nasdaq set a record in 1999: The index fluctuated at least 2% on more than half of the trading days of the year -- ten times the number of days that saw that dimension of volatility in the first half of the decade.

But Not Unprecedented

Market observers with a sense of the past point out that this is not the first time one sector has dominated the U.S. stock market -- and the economy. To some, the run-up is reminiscent of the high-flying days of railroad stocks in the 1920s or utility stocks in the 1950s. However, the closest comparison in recent memory is with the energy boom in the 1970s. In the years following a global energy crisis, the price of crude oil shot up to more than $30 a barrel and the market capitalization of companies such as Exxon Mobil and Atlantic Richfield swelled. "A lot of people thought that if oil could command $30/barrel, why not $50?" says Wilson.

The energy sector, which accounted for just under 14% of the S&P 500 in 1978, shot past 27% where it peaked in mid-1980 before falling to around 12% in 1983. (Today energy accounts for 4.8% of the S&P 500.)

Technology Ahead

Does that mean technology is due for a fall? "In the near term, anything can happen," says Wilson. "Technology has had a spectacular run, and we have weighted the exposure of State Street Research Investment Trust to match the market." Wilson sees the possibility of industry consolidation, which could create volatility for the sector. That said, Wilson sees many opportunities ahead. "Technology's impact on the economy is still in its infancy. We think some fabulous blue chip companies are destined to emerge from this cycle. We continue to look for companies with the potential for strong earnings growth, who can control their own destinies." This is a better strategy than trying to predict the market, says Wilson -- and good advice for individual investors, as well.

[The following table was represented as a line chart in the printed material.]

                             Technology Takes Over
                        Technology as a % of the S&P 500

                               Dec. 95     12
                               Dec. 96     14
                               Dec. 97     13.7
                               Dec. 98     16.5
                               Dec. 99     30

Source: Standard & Poor's.

A Closer Look [GRAPHIC]

Technology -
What Is It?

[GRAPHIC]

Headlines are full of stories about Internet and wireless start-ups, but there's a lot more to this sector than these leading edge technologies. More than half the revenues attributed to the broad sector known as technology comes from companies that make the essential component for electronic circuitry called semiconductors. Some of the most important technology companies make switches, routers, and fiber optic cables that facilitate the distribution of data. Biotechnology marries technology, pharmaceuticals and health care into a segment of the market that could alter life expectancy the way computers and software have boosted productivity.

A Repeat Performance

In a very real sense, technology has been the leading market sector during most periods of rapid change. The railroads? Sure, they were a means of transportation, but technology made them possible. Automobiles? Same thing. Even the proliferation of chemicals that introduced new materials into our way of life -- plastics, laminates, and synthetic fibers, to name a few -- are ours, thanks to technology.

What's changed most over the decades, however, is the speed at which old technologies are replaced by new ones. Today, it is the Internet. But tomorrow, who knows? For investors, that is both the excitement and the challenge.

[GRAPHIC]

Performance in Perspective Management's Discussion of Fund Performance Part 2

                   Performance Figures as of December 31, 1999

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is never a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance.Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated. Performance would be lower if sales charges were reflected.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period -- say, five years -- in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Ten Years

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000. It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load
-------

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)

o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.25%

Cumulative Total Return                                            Life of Fund
(does not reflect                  1 Year     5 Years   10 Years     (7/29/24)
sales charge)                   -----------------------------------------------
                                   19.75%     220.47%    356.67%   1,355,467.45%

Average Annual Total Return                                        Life of Fund
(at maximum applicable             1 Year     5 Years   10 Years     (7/29/24)
sales charge)                   -----------------------------------------------
                                   12.87%     24.74%     15.71%       13.34%

$10,000 Over Ten Years

 [The following table was represented as a line chart in the printed material.]

           Class A       S&P 500
89           9425         10000
90           9335          9689
91          11957         12635
92          12708         13596
93          13966         14963
94          13431         15160
95          17842         20850
96          21593         25634
97          27836         34183
98          35942         43959
99          43041         53205

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B(1) Back Load for accounts opened after 1/1/99
----------

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Cumulative Total Return                                           Life of Fund
(does not reflect                 1 Year     5 Years   10 Years     (7/29/24)
sales charge)                  ------------------------------------------------
                                  18.91%     208.83%    335.19%   1,291,725.61%

Average Annual Total Return                                       Life of Fund
(at maximum applicable            1 Year     5 Years   10 Years     (7/29/24)
sales charge)                  ------------------------------------------------
                                  13.91%     25.13%     15.84%       13.36%

$10,000 Over Ten Years

 [The following table was represented as a line chart in the printed material.]

           Class B1      S&P 500
89          10000         10000
90           9905          9689
91          12686         12635
92          13483         13596
93          14745         14963
94          14092         15160
95          18582         20850
96          22327         25634
97          28534         34183
98          36598         43959
99          43519         53205

--------------------------------------------------------------------------------


6 State Street Research Investment Trust

--------------------------------------------------------------------------------
Class B Back Load for accounts opened before 1/1/99
-------

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within five years

o Annual distribution/service (12b-1) fee of 1.00% (effective August 1999, this fee was voluntarily reduced to 0.63%)

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Cumulative Total Return                                           Life of Fund
(does not reflect                 1 Year     5 Years   10 Years     (7/29/24)
sales charge)                  ------------------------------------------------
                                  18.99%     209.04%    335.50%   1,292,630.28%

Average Annual Total Return                                       Life of Fund
(at maximum applicable            1 Year     5 Years   10 Years     (7/29/24)
sales charge)                  ------------------------------------------------
                                  13.99%     25.15%     15.85%       13.36%

$10,000 Over Ten Years

 [The following table was represented as a line chart in the printed material.]

           Class B       S&P 500
89          10000         10000
90           9905          9689
91          12686         12635
92          13483         13596
93          14745         14963
94          14092         15160
95          18582         20850
96          22327         25634
97          28534         34183
98          36598         43959
99          43550         53205

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Level Load
-------

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual distribution/service (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Cumulative Total Return                                            Life of Fund
(does not reflect                  1 Year     5 Years   10 Years     (7/29/24)
sales charge)                   ------------------------------------------------
                                   18.85%     208.27%    334.92%   1,290,922.39%

Average Annual Total Return                                        Life of Fund
(at maximum applicable             1 Year     5 Years   10 Years     (7/29/24)
sales charge)                   ------------------------------------------------
                                   17.85%     25.25%     15.84%       13.36%

$10,000 Over Ten Years

 [The following table was represented as a line chart in the printed material.]

           Class C       S&P 500
89          10000         10000
90           9905          9689
91          12686         12635
92          13483         13596
93          14766         14963
94          14109         15160
95          18589         20850
96          22322         25634
97          28556         34183
98          36594         43959
99          43492         53205

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class S Special Programs
-------

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)

o     No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

Cumulative Total Return                                           Life of Fund
(does not reflect                 1 Year     5 Years   10 Years     (7/29/24)
sales charge)                  ------------------------------------------------
                                  20.01%     224.33%    365.18%   1,380,721.89%

Average Annual Total Return                                       Life of Fund
(at maximum applicable            1 Year     5 Years   10 Years     (7/29/24)
sales charge)                  ------------------------------------------------
                                  20.01%     26.53%     16.62%       13.46%

$10,000 Over Ten Years

 [The following table was represented as a line chart in the printed material.]

           Class S       S&P 500
89          10000         10000
90           9905          9689
91          12686         12635
92          13483         13596
93          14859         14963
94          14343         15160
95          19086         20850
96          23186         25634
97          29928         34183
98          38760         43959
99          46518         53205

--------------------------------------------------------------------------------

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts.

The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The S&P 500 (officially, the "Standard & Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

Class B(1) was introduced January 1, 1999.

[GRAPHIC]

------------------
The Fund in Detail
--------

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                         [PHOTO]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 9 to 22 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


8 State Street Research Investment Trust

About the Fund
--------------------------------------------------------------------------------

Business structure

State Street Research Investment Trust is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Master Investment Trust, a Massachusetts business trust and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversee the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities (see inside back cover for trustee information).

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of Metropolitan Life Insurance Company, better known as MetLife. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and strategy

The fund seeks to provide long-term growth of capital and secondarily, long-term growth of income. In managing its portfolio, the fund generally attempts to identify the industries that over the long term will grow faster than the economy as a whole.

Share classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within sixty days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it earns it.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

      o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The fund's securities and investment practices carry certain risks.

The text and notes are an integral part of the financial statements.


10 State Street Research Investment Trust

Portfolio Holdings  December 31, 1999
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key to symbols

*     Denotes a security which has not paid a dividend during the last year.

o Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
     -------------------------------------------------------------------------

                                                                     Market
     Issuer                                            Shares         Value
     -------------------------------------------------------------------------

     Common Stocks  97.3% of net assets

     Automobiles & Transportation
     0.9% of net assets
     -------------------------------------------------------------------------

     Miscellaneous Transportation 0.9%
     -------------------------------------------------------------------------
     Harley-Davidson Inc.                               498,700    $31,947,969
                                                                --------------
     -------------------------------------------------------------------------
     Total Automobiles & Transportation                             31,947,969
                                                                --------------

     Consumer Discretionary 15.7% of net assets
     -------------------------------------------------------------------------

     Advertising Agencies 1.8%
     -------------------------------------------------------------------------
     Interpublic Group of Companies, Inc.             1,056,900     60,969,919
                                                                --------------

     Commercial Services 1.0%
     -------------------------------------------------------------------------
     America Online Inc.*                               437,600     33,011,450
                                                                --------------

     Communications, Media & Entertainment 7.4%
     -------------------------------------------------------------------------
(4)  CBS Corp.*                                       1,672,400    106,929,075
        TV/Radio Broadcasting Network
     -------------------------------------------------------------------------
     Time Warner Inc.                                   853,600     61,832,650
     -------------------------------------------------------------------------
     Viacom Inc. Cl. B*                                 884,800     53,475,100
     -------------------------------------------------------------------------
     Walt Disney Co.                                  1,083,896     31,703,958
                                                                --------------
     -------------------------------------------------------------------------
                                                                   253,940,783
                                                                --------------

     Consumer Electronics 0.3%
     -------------------------------------------------------------------------
     Doubleclick Inc.*                                   48,500     12,273,531
                                                                --------------

     Retail 5.2%
     -------------------------------------------------------------------------
     Best Buy Company Inc.*                             761,700     38,227,819
     -------------------------------------------------------------------------
     Dayton Hudson Corp.                                445,000     32,679,687
     -------------------------------------------------------------------------
     Home Depot Inc.                                    292,650     20,064,816
     -------------------------------------------------------------------------
     Staples Inc.*                                    1,858,300     38,559,725
     -------------------------------------------------------------------------
     Wal-Mart Stores, Inc.                              693,200     47,917,450
                                                                --------------
     -------------------------------------------------------------------------
                                                                   177,449,497
                                                                --------------
     -------------------------------------------------------------------------
     Total Consumer Discretionary                                  537,645,180
                                                                --------------

     Consumer Staples 6.4% of net assets
     -------------------------------------------------------------------------

     Beverages 1.9%
     -------------------------------------------------------------------------
     Anheuser-Busch Companies, Inc.                     571,300     40,490,888
     -------------------------------------------------------------------------
     Coca-Cola Co.                                      282,200     16,438,150
     -------------------------------------------------------------------------
     Coca-Cola Enterprises Inc.                         333,800      6,717,725
                                                                --------------
     -------------------------------------------------------------------------
                                                                    63,646,763
                                                                --------------

     Drug & Grocery Store Chains 1.3%
     -------------------------------------------------------------------------
     CVS Corp.                                        1,093,900     43,687,631
                                                                --------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings December 31, 1999 CONTINUED

                                                                     Market
     Issuer                                            Shares         Value
     -------------------------------------------------------------------------

     Household Products 3.2%
     -------------------------------------------------------------------------
(7)  Colgate-Palmolive Co.                            1,196,500    $77,772,500
        Household Products
     -------------------------------------------------------------------------
     Procter & Gamble Co.                               298,600     32,715,362
                                                                --------------
     -------------------------------------------------------------------------
                                                                   110,487,862
                                                                --------------
     -------------------------------------------------------------------------
     Total Consumer Staples                                        217,822,256
                                                                --------------

     Financial Services 13.6% of net assets
     -------------------------------------------------------------------------

     Banks & Savings & Loan 2.1%
     -------------------------------------------------------------------------
     Chase Manhattan Corp.                              947,300     73,593,369
                                                                --------------

     Financial Data Processing Services & Systems 1.3%
     -------------------------------------------------------------------------
     First Data Corp.                                   875,000     43,148,438
                                                                --------------

     Insurance 2.8%
     -------------------------------------------------------------------------
     Ace Ltd.                                         1,522,900     25,413,394
     -------------------------------------------------------------------------
     American International Group Inc.                  652,700     70,573,187
                                                                --------------
     -------------------------------------------------------------------------
                                                                    95,986,581
                                                                --------------

     Miscellaneous Financial 7.4%
     -------------------------------------------------------------------------
     American Express Co.                               209,500     34,829,375
     -------------------------------------------------------------------------
     American General Corp.                             531,342     40,315,574
     -------------------------------------------------------------------------
(2)  Citigroup, Inc.                                  2,000,850    111,172,228
        Financial Services
     -------------------------------------------------------------------------
     Federal National Mortgage Association              220,100     13,742,494
     -------------------------------------------------------------------------
     Marsh & McLennan Companies, Inc.                   153,500     14,688,031
     -------------------------------------------------------------------------
     Morgan Stanley Dean Witter & Co.                   257,500     36,758,125
                                                                --------------
     -------------------------------------------------------------------------
                                                                   251,505,827
                                                                --------------
     -------------------------------------------------------------------------
     Total Financial Services                                      464,234,215
                                                                --------------

     Health Care 9.0% of net assets
     -------------------------------------------------------------------------

     Drugs & Biotechnology 8.2%
     -------------------------------------------------------------------------
     American Home Products Corp.                       558,700     22,033,731
     -------------------------------------------------------------------------
     Amgen Inc.*                                        742,400     44,590,400
     -------------------------------------------------------------------------
     Baxter International Inc.                          518,000     32,536,875
     -------------------------------------------------------------------------
     Biogen Inc.*                                       489,700     41,379,650
     -------------------------------------------------------------------------
     Bristol-Myers Squibb Co.                           866,000     55,586,375
     -------------------------------------------------------------------------
     Genentech Inc.*                                     71,000      9,549,500
     -------------------------------------------------------------------------
     Johnson & Johnson                                   94,600      8,809,625
     -------------------------------------------------------------------------
     Pfizer Inc.                                      1,063,900     34,510,257
     -------------------------------------------------------------------------
     Warner-Lambert Co.                                 386,300     31,652,456
                                                                --------------
     -------------------------------------------------------------------------
                                                                   280,648,869
                                                                --------------

     Hospital Supply 0.8%
     -------------------------------------------------------------------------
     Guidant Corp.*                                     588,700     27,668,900
                                                                --------------
     -------------------------------------------------------------------------
     Total Health Care                                             308,317,769
                                                                --------------

     Integrated Oils 6.3% of net assets
     -------------------------------------------------------------------------

     Integrated Domestic 1.5%
     -------------------------------------------------------------------------
     Conoco Inc. Cl. B                                2,090,500    $52,001,188
                                                                --------------

     Integrated International 4.8%
     -------------------------------------------------------------------------
     BP Amoco PLC o                                     215,736     12,795,841
     -------------------------------------------------------------------------
     Exxon Mobil Corp.                                  427,600     34,448,525
     -------------------------------------------------------------------------
     Shell Transport & Trading PLC                      887,200     43,694,600
     -------------------------------------------------------------------------
     Total Fina SA o                                  1,061,408     73,502,504
                                                                --------------
     -------------------------------------------------------------------------
                                                                   164,441,470
                                                                --------------
     -------------------------------------------------------------------------
     Total Integrated Oils                                         216,442,658
                                                                --------------

     Materials & Processing 2.1% of net assets
     -------------------------------------------------------------------------

     Chemicals 2.1%
     -------------------------------------------------------------------------
     Dow Chemical Co.                                   539,700     72,117,413
                                                                --------------
     -------------------------------------------------------------------------
     Total Materials & Processing                                   72,117,413
                                                                --------------

     Other 9.1% of net assets
     -------------------------------------------------------------------------

     Multi-Sector 9.1%
     -------------------------------------------------------------------------
(1)  General Electric Co.                               827,100    127,993,725
        Consumer & Industrial Products
     -------------------------------------------------------------------------
(9)  Honeywell International Inc.*                    1,312,900     75,737,918
        Aerospace/Defense
     -------------------------------------------------------------------------
     Seagram Ltd.                                       752,100     33,797,494
     -------------------------------------------------------------------------
     Tyco International Ltd.                          1,887,000     73,357,125
                                                                --------------
     -------------------------------------------------------------------------
     Total Other                                                   310,886,262
                                                                --------------

     Other Energy 2.3% of net assets
     -------------------------------------------------------------------------

     Gas Pipelines 1.0%
     -------------------------------------------------------------------------
     Enron Corp.                                        783,800     34,781,125
                                                                --------------

     Offshore Drilling 0.1%
     -------------------------------------------------------------------------
     Transocean Sedco Forex Inc.*                       113,261      3,815,468
                                                                --------------

     Oil & Gas Producers 0.2%
     -------------------------------------------------------------------------
     Ocean Energy Inc.*                               1,058,500      8,203,375
                                                                --------------

     Oil Well Equipment & Services 1.0%
     -------------------------------------------------------------------------
     Schlumberger Ltd.                                  585,024     32,907,600
                                                                --------------
     -------------------------------------------------------------------------
     Total Other Energy                                             79,707,568
                                                                --------------

The text and notes are an integral part of the financial statements.


12 State Street Research Investment Trust

                                                                     Market
     Issuer                                            Shares         Value
     -------------------------------------------------------------------------

     Producer Durables 3.0% of net assets
     -------------------------------------------------------------------------

     Electrical Equipment & Components 0.7%
     -------------------------------------------------------------------------
     Nortel Networks Corp.                              233,600    $23,593,600
                                                                --------------

     Production Technology Equipment 2.3%
     -------------------------------------------------------------------------
(8)  Teradyne Inc.*                                   1,171,800     77,338,800
        Electronic Measurement Instruments                      --------------

     -------------------------------------------------------------------------
     Total Producer Durables                                       100,932,400
                                                                --------------

     Technology 23.0% of net assets
     -------------------------------------------------------------------------

     Communications Technology 5.3%
     -------------------------------------------------------------------------
(5)  Cisco Systems Inc.*                                891,600     95,512,650
        Computer Technology
     -------------------------------------------------------------------------
     Exodus Communications Inc.*                        162,200     14,405,388
     -------------------------------------------------------------------------
     Lucent Technologies Inc.                           468,100     35,019,731
     -------------------------------------------------------------------------
     Motorola Inc.                                      240,100     35,354,725
                                                                --------------
     -------------------------------------------------------------------------
                                                                   180,292,494
                                                                --------------

     Computer Software 4.2%
     -------------------------------------------------------------------------
(3)  Microsoft Corp.*                                   945,100    110,340,425
        Computer Software
     -------------------------------------------------------------------------
     Oracle Systems Corp.*                               72,800      8,158,150
     -------------------------------------------------------------------------
     Veritas Software Co.*                              181,300     25,948,562
                                                                --------------
     -------------------------------------------------------------------------
                                                                   144,447,137
                                                                --------------

     Computer Technology 6.1%
     -------------------------------------------------------------------------
     Electronic Data Systems Corp.                      929,100     62,191,631
     -------------------------------------------------------------------------
     EMC Corp.*                                         447,300     48,867,525
     -------------------------------------------------------------------------
     Gateway Inc.*                                      181,200     13,057,725
     -------------------------------------------------------------------------
     Hewlett-Packard Co.                                264,000     30,079,500
     -------------------------------------------------------------------------
     International Business Machines Corp.              350,000     37,800,000
     -------------------------------------------------------------------------
     Sun Microsystems Inc.*                             196,400     15,208,725
                                                                --------------
     -------------------------------------------------------------------------
                                                                   207,205,106
                                                                --------------

     Electronics 3.3%
     -------------------------------------------------------------------------
     Nokia Corp. o                                      374,300     71,117,000
     -------------------------------------------------------------------------
     Solectron Corp.*                                   438,100     41,674,263
                                                                --------------
     -------------------------------------------------------------------------
                                                                   112,791,263
                                                                --------------

     Electronics: Semi-Conductors/Components 4.1%
     -------------------------------------------------------------------------
(10) Intel Corp.                                        906,300     74,599,819
        Semiconductor & Components
     -------------------------------------------------------------------------
     Texas Instruments Inc.                             680,300     65,904,062
                                                                --------------
     -------------------------------------------------------------------------
                                                                   140,503,881
                                                                --------------
     -------------------------------------------------------------------------
     Total Technology                                              785,239,881
                                                                --------------

     Utilities 5.9% of net assets
     -------------------------------------------------------------------------

     Cable Television & Radio 1.1%
     -------------------------------------------------------------------------
     Comcast Corp. Cl. A                                350,100    $17,701,931
     -------------------------------------------------------------------------
     MediaOne Group Inc.*                               252,900     19,425,882
                                                                --------------
     -------------------------------------------------------------------------
                                                                    37,127,813
                                                                --------------

     Electrical 0.2%
     -------------------------------------------------------------------------
     FPL Group Inc.                                     172,800      7,398,000
                                                                --------------
     Telecommunications 4.6%
     -------------------------------------------------------------------------
(6)  MCI WorldCom Inc.*                               1,655,100     87,823,744
        Telecommunications Services
     -------------------------------------------------------------------------
     Nextel Communications Inc. Cl. A*                  289,300     29,834,062
     -------------------------------------------------------------------------
     Qwest Communications
        International Inc.*                             714,800     30,736,400
     -------------------------------------------------------------------------
     Sprint Corp.*                                       77,200      7,913,000
                                                                --------------
     -------------------------------------------------------------------------
                                                                   156,307,206
                                                                --------------
     Total Utilities                                               200,833,019
                                                                --------------

     Total Common Stocks                                         3,326,126,590
                                                                --------------

          -------------------------------------------------------------
          The fund paid a total of $2,081,187,475 for these securities.
          -------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings December 31, 1999 CONTINUED

                                                                                                                Market
Issuer                                                                                        Shares             Value
--------------------------------------------------------------------------------------------------------------------------

Short-Term Investments  2.5% of net assets
--------------------------------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio                                    84,730,417       $84,730,417
                                                                                                           --------------
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                                                                   84,730,417
                                                                                                           --------------

                                                                   -------------------------------------------------------
                                                                   The fund paid a total of $84,730,417 for this security.
                                                                   -------------------------------------------------------

                                                                Coupon        Maturity       Amount of
                                                                 Rate           Date         Principal
--------------------------------------------------------------------------------------------------------------------------
Commercial Paper  3.7% of net assets
--------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                                     5.80%     1/04/2000       $16,888,000        16,888,000
--------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                                     6.50%     1/04/2000        20,000,000        20,000,000
--------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                                     6.45%     1/05/2000        25,000,000        25,000,000
--------------------------------------------------------------------------------------------------------------------------
CIT Group Holdings Inc.                                           4.50%     1/03/2000        15,194,000        15,194,000
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.                                             6.41%     1/07/2000        11,100,000        11,100,000
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.                                             5.45%     1/11/2000        14,067,000        14,067,000
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.                                             5.42%     1/20/2000         4,190,000         4,178,014
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                    6.60%     1/11/2000        20,000,000        20,000,000
                                                                                                           --------------
--------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                        126,427,014
                                                                                                           --------------

                                                               -----------------------------------------------------------
                                                               The fund paid a total of $126,427,014 for these securities.
                                                               -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements  0.0% of net assets
--------------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Co., dated 12/31/99,
   repurchase proceeds $984,205, collateralized by
   $995,000 U.S. Treasury Note, 6.25%, due 2/15/03,
   market value $1,014,900                                         2.50%    1/03/2000           984,000           984,000
                                                                                                           --------------
--------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                                       984,000
                                                                                                           --------------

                                                                     ----------------------------------------------------
                                                                     The fund paid a total of $984,000 for this security.
                                                                     ----------------------------------------------------

                                                                                % of
                                                                             Net Assets
--------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
--------------------------------------------------------------------------------------------------------------------------
Investments                                                                   103.5%                       $3,538,268,021++
--------------------------------------------------------------------------------------------------------------------------
Cash and Other Assets, Less Liabilities                                        (3.5%)                        (118,295,466)
                                                                              -----                        --------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%                       $3,419,972,555
                                                                              =====                        ==============

                                                            -------------------------------------------------------------
                                                            ++ The fund paid a total of $2,293,328,906 for this security.
                                                            -------------------------------------------------------------

The text and notes are an integral part of the financial statements.


14 State Street Research Investment Trust

--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 1999, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $2,294,668,650 was as follows:

Aggregate gross unrealized appreciation for all investments in
   which there is an excess of value over tax cost              $ 1,289,712,019


Aggregate gross unrealized depreciation for all investments in
   which there is an excess of tax cost over value                  (46,112,648)
                                                                ---------------

                                                                $ 1,243,599,371
                                                                ===============
--------------------------------------------------------------------------------

      The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at market value                                   $3,538,268,021

--------------------------------------------------------------------------------
          The fund paid a total of $2,293,328,906 for these securities.
--------------------------------------------------------------------------------

Cash                                                                    5,343
Receivable for securities sold                                      9,196,949
Receivable for fund shares sold                                     3,335,537
Dividends and interest receivable                                   1,544,867
Other assets                                                           18,175
                                                               --------------
                                                                3,552,368,892

Liabilities
Payable for collateral received on
   securities loaned                                               84,730,417
Payable for securities purchased                                   38,087,893
Payable for fund shares redeemed                                    3,784,018
Accrued management fee                                              2,622,812
Accrued transfer agent and shareholder services                     1,789,511
Accrued distribution and service fees                               1,053,725
Accrued trustees' fee                                                  20,572
Other accrued expenses                                                307,389
                                                               --------------
                                                                  132,396,337
                                                               --------------

Net Assets                                                     $3,419,972,555
                                                               ==============
Net Assets consist of:
   Unrealized appreciation of investments                      $1,244,939,115
   Accumulated net realized gain                                   88,456,082
   Paid-in capital                                              2,086,577,358
                                                               --------------
                                                               $3,419,972,555
                                                               ==============

--------------------------------------------------------------------------------
                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

                     Net Assets    /    Number of Shares      =      NAV

        A           $802,358,550          57,280,483               $14.01*
        B(1)        $298,302,542          21,636,707               $13.79**
        B         $1,070,607,690          77,581,610               $13.80**
        C            $90,976,665           6,578,975               $13.83**
        S         $1,157,727,108          82,103,071               $14.10

*     Maximum offering price per share $14.86 ($14.01 / .9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


16 State Street Research Investment Trust

Statement of
Operations  For the year ended December 31, 1999
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                   $27,167,741

--------------------------------------------------------------------------------
The fund paid foreign taxes of $715,347.
--------------------------------------------------------------------------------

Interest                                                            4,494,074

--------------------------------------------------------------------------------
Includes $259,786 in income from the lending of portfolio securities. As of the report date, the fund had a total of $82,944,009 of securities out on loan and was holding a total of $84,730,417 in collateral related to those loans.
--------------------------------------------------------------------------------

                                                                 ------------
                                                                   31,661,815

Expenses

Management fee                                                     14,152,289

--------------------------------------------------------------------------------
The management fee is 0.55% of the first $500 million of average net assets, annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion.
--------------------------------------------------------------------------------

Transfer agent and shareholder services                             4,918,411

--------------------------------------------------------------------------------
Includes a total of $1,749,242 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------

Service fee-Class A                                                 1,716,387
Distribution and service fees-Class B(1)                            1,468,631
Distribution and service fees-Class B                               8,566,424
Distribution and service fees-Class C                                 743,146

--------------------------------------------------------------------------------
Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------

Custodian fee                                                         459,475
Reports to shareholders                                               304,066
Registration fees                                                     296,947
Audit fee                                                              33,544
Trustees' fees                                                         20,572

--------------------------------------------------------------------------------
Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees fees to affiliated trustees).
--------------------------------------------------------------------------------

Legal fees                                                              3,689
Miscellaneous                                                          79,239
                                                                 ------------
                                                                   32,762,820
Fees paid indirectly                                                 (167,975)

--------------------------------------------------------------------------------
Represents transfer agent credits earned from uninvested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------

                                                                 ------------
                                                                   32,594,845
                                                                 ------------
Net investment loss                                                  (933,030)
                                                                 ------------

Realized and Unrealized Gain
on Investments

Net realized gain on investments                                  236,272,357

--------------------------------------------------------------------------------
To earn this, the fund sold $2,067,851,194 of securities. During this same period, the fund also bought $2,303,660,483 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

Net unrealized appreciation of investments                        310,802,825
                                                                 ------------
Net gain on investments                                           547,075,182
                                                                 ------------
Net increase in net assets resulting
   from operations                                               $546,142,152
                                                                 ============

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                  Years ended December 31
--------------------------------------------------------------------------------
                                              1998                      1999
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment income
   (loss)                                  $10,333,698               $(933,030)
Net realized gain on
   investments                             170,998,002             236,272,357
Net unrealized appreciation
   of investments                          377,577,808             310,802,825
                                        --------------------------------------
Net increase resulting
   from operations                         558,909,508             546,142,152

Dividends from net
   investment income:
   Class A                                  (2,587,460)               (109,725)
   Class S                                  (7,493,736)               (301,841)
                                        --------------------------------------
                                           (10,081,196)               (411,566)
                                        --------------------------------------

Dividends in excess of
   net investment income:
   Class A                                     --                     (515,054)
   Class S                                     --                   (1,837,421)
                                        --------------------------------------
                                               --                   (2,352,475)
                                        --------------------------------------

Distributions from net
   realized gains:
   Class A                                 (39,822,904)            (39,082,234)
   Class B(1)                                  --                 (12,745,685)
   Class B                                 (65,309,613)            (54,789,323)
   Class C                                  (3,824,821)             (4,446,859)
   Class S                                 (76,915,562)            (58,323,229)
                                        --------------------------------------
                                          (185,872,900)           (169,387,330)
                                        --------------------------------------

--------------------------------------------------------------------------------
The fund has designated as long-term $155,399,067 of this amount.
--------------------------------------------------------------------------------

Net increase from fund
   share transactions+++                   395,671,890             441,461,838
                                        --------------------------------------
Total increase in net assets               758,627,302             815,452,619
                                        --------------------------------------

Net Assets

Beginning of year                        1,845,892,634           2,604,519,936
                                        --------------------------------------
End of year                             $2,604,519,936          $3,419,972,555
                                        ======================================

--------------------------------------------------------------------------------
Includes undistributed net investment income of $411,566 and $0, respectively.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


18 State Street Research Investment Trust

--------------------------------------------------------------------------------
+++ These transactions break down by share class as follows:

                                                                           Years ended December 31
                                               -----------------------------------------------------------------------------------
                                                              1998                                       1999
                                               -----------------------------------------------------------------------------------

Class A                                          Shares                 Amount              Shares                  Amount
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                    15,387,705            $179,548,411         30,350,365            $396,811,746*
 Issued upon reinvestment of:
   Distributions from net realized gains         3,305,725              38,989,534          2,885,362              38,137,344
   Dividends from net investment income            208,775               2,431,646             45,976                 589,185
 Shares redeemed                                (7,738,830)            (89,464,550)       (22,501,889)           (295,663,490)
                                               -----------------------------------------------------------------------------------
 Net increase                                   11,163,375            $131,505,041         10,779,814            $139,874,785
                                               ===================================================================================

Class B(1)(a)                                    Shares                 Amount              Shares                  Amount
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                        --                    --               22,072,928            $285,348,870**
 Issued upon reinvestment of
   distribution from net realized gains             --                    --                  957,342              12,479,692
 Shares redeemed                                    --                    --               (1,393,563)            (18,427,158)***
                                               -----------------------------------------------------------------------------------
 Net increase                                       --                    --               21,636,707            $279,401,404
                                               ===================================================================================

Class B                                          Shares                 Amount              Shares                  Amount
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                    28,941,723            $335,668,941          9,428,216            $120,762,829**
 Issued upon reinvestment of
   distributions from net realized gains         5,418,219              63,334,450          4,061,837              52,887,655
 Shares redeemed                               (11,279,857)           (129,650,410)       (12,995,496)           (168,334,936)***
                                               -----------------------------------------------------------------------------------
 Net increase                                   23,080,085            $269,352,981            494,557              $5,315,548
                                               ===================================================================================

Class C                                          Shares                 Amount              Shares                  Amount
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                     1,707,702             $19,923,326          2,912,519             $37,627,923**
 Issued upon reinvestment of
   distributions from net realized gains           306,530               3,595,984            314,928               4,114,905
 Shares redeemed                                (1,015,775)            (11,590,128)        (1,143,963)            (14,870,883)****
                                               -----------------------------------------------------------------------------------
 Net increase                                      998,457             $11,929,182          2,083,484             $26,871,945
                                               ===================================================================================

Class S                                          Shares                 Amount              Shares                  Amount
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                     2,501,260             $29,464,708          3,450,979             $45,865,215
 Issued upon reinvestment of:
   Distributions from net realized gains         3,427,990              40,551,340          2,595,411              34,528,519
   Dividends from net investment income            285,270               3,357,017             64,742                 848,625
 Shares redeemed                                (7,808,814)            (90,488,379)        (6,926,402)            (91,244,203)
                                               -----------------------------------------------------------------------------------
 Net decrease                                   (1,594,294)           ($17,115,314)          (815,270)           ($10,001,844)
                                               ===================================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share.

* Includes $1,045,099 and $2,580,868 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $3,803,555, $252,424 and $1,714 for Class B(1), Class B and Class C were paid by the distributor, not the fund.

*** Includes $362,586 and $1,687,842 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $11,314 in deferred sales charges collected by the distributor.

(a)   January 1, 1999 (commencement of share class) to December 31, 1999.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance for the past five fiscal years.

                                                                                  Class A
                                                         ----------------------------------------------------------------
                                                                           Years ended December 31
Per Share Data                                            1995 (a)     1996 (a)      1997 (a)      1998 (a)      1999 (a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                     7.74          9.16          9.07         10.41         12.36
                                                        -------       -------       -------       -------       -------

  Net investment income ($)                                0.14          0.12          0.10          0.07          0.02

  Net realized and unrealized gain
  on investments ($)                                       2.39          1.80          2.54          2.89          2.37
                                                        -------       -------       -------       -------       -------

Total from investment operations ($)                       2.53          1.92          2.64          2.96          2.39
                                                        -------       -------       -------       -------       -------

  Dividends from net investment income ($)                (0.13)        (0.13)        (0.10)        (0.06)        (0.00)

  Dividends in excess of net investment income ($)           --            --            --            --         (0.01)

  Distributions from capital gains ($)                    (0.98)        (1.87)        (1.20)        (0.95)        (0.73)

  Distribution in excess of capital gains ($)                --         (0.01)           --            --            --
                                                        -------       -------       -------       -------       -------

Total distributions ($)                                   (1.11)        (2.01)        (1.30)        (1.01)        (0.74)
                                                        -------       -------       -------       -------       -------

Net asset value, end of year ($)                           9.16          9.07         10.41         12.36         14.01
                                                        =======       =======       =======       =======       =======

Total return (%)(b)                                       32.85         21.03         28.91         29.12         19.75

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                 135,676       223,868       367,759       574,858       802,359

Expense ratio (%)                                          0.78          0.75          0.76          0.85          0.93

Expense ratio after expense reductions (%)                 0.78          0.75          0.76          0.84          0.92

Ratio of net investment income to
average net assets (%)                                     1.54          1.17          0.90          0.63          0.14

Portfolio turnover rate (%)                               39.21         73.51         75.21         66.32         71.45

                                                              Class B(1)
                                                        ----------------------
                                                        Year ended December 31
                                                        ----------------------
Per Share Data                                                1999 (a)(c)
--------------------------------------------------------------------------------
Net asset value, beginning of year ($)                         12.25
                                                             -------

  Net investment loss ($)                                      (0.09)

  Net realized and unrealized gain
  on investments ($)                                            2.36
                                                             -------

Total from investment operations ($)                            2.27
                                                             -------

  Distributions from capital gains ($)                         (0.73)
                                                             -------

Total distributions ($)                                        (0.73)
                                                             -------

Net asset value, end of year ($)                               13.79
                                                             =======

Total return (%)(b)                                            18.91


Ratios/Supplemental Data
--------------------------------------------------------------------------------

Net assets at end of year ($ thousands)                      298,303

Expense ratio (%)                                               1.68

Expense ratio after expense reductions (%)                      1.67

Ratio of net investment loss to
average net assets (%)                                         (0.68)

Portfolio turnover rate (%)                                    71.45

The text and notes are an integral part of the financial statements.


20 State Street Research Investment Trust

                                                                                     Class B
                                                    ------------------------------------------------------------------------
                                                                               Years ended December 31
                                                    ------------------------------------------------------------------------
Per Share Data                                         1995 (a)        1996 (a)        1997 (a)       1998 (a)       1999 (a)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                 7.72            9.13            9.03           10.34           12.25
                                                    -------         -------         -------         -------       ---------

  Net investment income (loss) ($)                     0.07            0.04            0.02           (0.01)          (0.06)

  Net realized and unrealized gain
  on investments ($)                                   2.38            1.80            2.51            2.87            2.34
                                                    -------         -------         -------         -------       ---------

Total from investment operations ($)                   2.45            1.84            2.53            2.86            2.28
                                                    -------         -------         -------         -------       ---------

  Dividends from net investment income ($)            (0.06)          (0.06)          (0.02)             --              --

  Distributions from capital gains ($)                (0.98)          (1.87)          (1.20)          (0.95)          (0.73)

  Distribution in excess of capital gains ($)            --           (0.01)             --              --              --
                                                    -------         -------         -------         -------       ---------

Total distributions ($)                               (1.04)          (1.94)          (1.22)          (0.95)          (0.73)
                                                    -------         -------         -------         -------       ---------

Net asset value, end of year ($)                       9.13            9.03           10.34           12.25           13.80
                                                    =======         =======         =======         =======       =========

Total return (%)(b)                                   31.86           20.15           27.80           28.26           18.99

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)             183,446         315,766         558,568         944,388       1,070,608

Expense ratio (%)                                      1.53            1.50            1.51            1.60            1.54

Expense ratio after expense reductions (%)             1.53            1.50            1.51            1.59            1.53

Ratio of net investment income (loss) to
average net assets (%)                                 0.79            0.41            0.15           (0.12)          (0.46)

Portfolio turnover rate (%)                           39.21           73.51           75.21           66.32           71.45

                                                                            Class C
                                                  ------------------------------------------------------------
                                                                    Years ended December 31
                                                  ------------------------------------------------------------
Per Share Data                                    1995 (a)     1996 (a)      1997 (a)     1998 (a)    1999 (a)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)               7.74         9.15         9.05        10.38        12.29
                                                   ------       ------       ------       ------       ------

  Net investment income (loss) ($)                   0.07         0.04         0.02        (0.01)       (0.08)

  Net realized and unrealized gain
  on investments ($)                                 2.38         1.79         2.53         2.87         2.35
                                                   ------       ------       ------       ------       ------

Total from investment operations ($)                 2.45         1.83         2.55         2.86         2.27
                                                   ------       ------       ------       ------       ------

  Dividends from net investment income ($)          (0.06)       (0.05)       (0.02)          --           --

  Distributions from capital gains ($)              (0.98)       (1.87)       (1.20)       (0.95)       (0.73)

  Distribution in excess of capital gains ($)          --        (0.01)          --           --           --
                                                   ------       ------       ------       ------       ------

Total distributions ($)                             (1.04)       (1.93)       (1.22)       (0.95)       (0.73)
                                                   ------       ------       ------       ------       ------

Net asset value, end of year ($)                     9.15         9.05        10.38        12.29        13.83
                                                   ======       ======       ======       ======       ======

Total return (%)(b)                                 31.75        20.09        27.93        28.15        18.85

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------

Net assets at end of year ($ thousands)            16,841       25,658       36,290       55,263       90,977

Expense ratio (%)                                    1.53         1.50         1.51         1.60         1.68

Expense ratio after expense reductions (%)           1.53         1.50         1.51         1.59         1.67

Ratio of net investment income (loss) to
average net assets (%)                               0.79         0.42         0.15        (0.13)       (0.62)

Portfolio turnover rate (%)                         39.21        73.51        75.21        66.32        71.45

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to December 31, 1999.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                     Class S
                                                          -----------------------------------------------------------------
                                                                              Years ended December 31
                                                          -----------------------------------------------------------------
Per Share Data                                             1995 (a)      1996 (a)     1997 (a)      1998 (a)       1999 (a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                       7.76          9.18          9.11         10.45           12.42
                                                          -------       -------       -------     ---------       ---------

  Net investment income ($)                                  0.16          0.14          0.12          0.10            0.05

  Net realized and unrealized gain
  on investments ($)                                         2.39          1.82          2.54          2.91            2.38
                                                          -------       -------       -------     ---------       ---------

Total from investment operations ($)                         2.55          1.96          2.66          3.01            2.43
                                                          -------       -------       -------     ---------       ---------

  Dividends from net investment income ($)                  (0.15)        (0.15)        (0.12)        (0.09)          (0.00)

  Dividends in excess of net investment income ($)             --            --            --            --           (0.02)

  Distributions from capital gains ($)                      (0.98)        (1.87)        (1.20)        (0.95)          (0.73)

  Distribution in excess of capital gains ($)                  --         (0.01)           --            --              --
                                                          -------       -------       -------     ---------       ---------

Total distributions ($)                                     (1.13)        (2.03)        (1.32)        (1.04)          (0.75)
                                                          -------       -------       -------     ---------       ---------

Net asset value, end of year ($)                             9.18          9.11         10.45         12.42           14.10
                                                          =======       =======       =======     =========       =========

Total return (%)(b)                                         33.07         21.48         29.08         29.51           20.01

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of year ($ thousands)                   738,649       780,627       883,276     1,030,011       1,157,727

Expense ratio (%)                                            0.54          0.50          0.51          0.60            0.68

Expense ratio after expense reductions (%)                   0.54          0.50          0.51          0.59            0.67

Ratio of net investment income to
average net assets (%)                                       1.81          1.44          1.17          0.88            0.39

Portfolio turnover rate (%)                                 39.21         73.51         75.21         66.32           71.45

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Master Investment Trust and the Shareholders of
State Street Research Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Investment Trust (a series of State Street Research Master Investment Trust, hereafter referred to as the "Trust") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2000

22 State Street Research Investment Trust

Board of Trustees


Ralph F. Verni
Chairman of the Board, President,
Chief Executive Officer and Director,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board
and Chief Financial Officer,
St. Regis Corp.

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve
System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

State Street Research
Family of Funds
--------------------------------------------------------------------------------

Aggressive

      Growth Funds
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Conservative

State Street Research
--------------------------------------------------------------------------------

                                       FYI

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o     Your tax questions are important to us. Until April 15, we offer extended
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                  ---------------------------------------------
                                   [GRAPHIC]

                                     DALBAR
                             HONORS COMMITMENT TO:
                            FINANCIAL INTERMEDIARIES
                                      1999
                  ---------------------------------------------
                          for Excellence in Service

All tax information
    available at
-------------------
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-------------------
just one-click away

        ----
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        INFO
        ----

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Investment Trust prospectus. When used after March 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus on any State Street Research Fund call 1-800-562-0032. The prospectus contains more complete information, including sales charges and
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considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


Control Number: (exp0201)SSR-LD                                     IT-1220-0200